Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 549	$ 397
Accounts receivable	1,107	1,190
Inventories	100	207
Contractual recoveries	7	63
Other current assets	252	341
Total Current Assets	2,015	2,198
Plant, Property and Equipment, Net	8,210	8,206
Equity Investments	743	732
Deferred Tax Assets	23	16
Other Long-term Assets	202	177
TOTAL ASSETS	11,193	11,329
Current Liabilities
Accounts payable and other	1,135	1,544
Dividends payable	104	104
Accrued interest	102	113
Total Current Liabilities	1,341	1,761
Other Long-term Liabilities	179	140
Deferred Income Tax Liabilities	1,196	1,102
Total Liabilities	8,484	8,719
SHAREHOLDERS' EQUITY
Common shares (2025 - 208 million shares, 2024 - 208 million shares)	2,201	2,196
Additional paid-in capital	661	661
Accumulated deficit	(32)	(49)
Accumulated other comprehensive loss	(121)	(198)
Total Shareholders' Equity	2,709	2,610
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	11,193	11,329
Senior notes
Current Liabilities
Total	4,682	4,629
Junior subordinated notes
Current Liabilities
Total	$ 1,086	$ 1,087